united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/23

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Semi-Annual Report

June 30, 2023

www.acclivityfunds.com

1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC

Member FINRA

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	6.93%	15.22%	15.64%	7.95%
Acclivity Mid Cap Multi-Style Fund - Class N	6.93%	15.22%	15.64%	7.95%
Russell Mid-Cap Total Return Index**	9.01%	14.92%	12.50%	7.64%
S&P 500 Total Return Index***	16.89%	19.59%	14.60%	11.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 35.66% for Class I shares and 35.91% for Class N shares per the May 1, 2023, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2023	% of Net Assets
Insurance	7.2%
Software	5.7%
Machinery	5.3%
Technology Hardware	5.2%
Oil & Gas Producers	4.4%
Chemicals	4.0%
Health Care Facilities & Services	3.6%
Medical Equipment & Devices	3.5%
Electrical Equipment	3.0%
Biotechnology & Pharmaceuticals	3.0%
Other Investments & Assets in Excess of Liabilities	55.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	6.84%	17.19%	25.30%	14.01%
Acclivity Small Cap Value Fund - Class N	6.77%	16.99%	25.20%	13.92%
Russell 2000® Value Total Return Index**	2.50%	6.01%	15.43%	8.45%
S&P 500 Total Return Index***	16.89%	19.59%	14.60%	15.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.99% for Class I shares and 1.54% for Class N shares per the May 1, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.48% for Class I shares and 0.73% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2023	% of Net Assets
Banking	13.0%
Home Construction	7.8%
Insurance	6.8%
Retail - Discretionary	6.3%
Oil & Gas Producers	5.7%
Technology Hardware	5.6%
Specialty Finance	5.3%
Semiconductors	4.4%
Transportation & Logistics	3.4%
Health Care Facilities & Services	2.7%
Other Investments & Liabilities in Excess of Assets	39.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5%
	ADVERTISING & MARKETING - 0.5%
81	Interpublic Group of Companies, Inc. (The)	$3,125
2	Omnicom Group, Inc.	190
8	Trade Desk, Inc. (The), Class A(a)	618
		3,933
	AEROSPACE & DEFENSE - 1.5%
19	Hexcel Corporation	1,444
25	Howmet Aerospace, Inc.	1,239
13	Huntington Ingalls Industries, Inc.	2,959
1	Teledyne Technologies, Inc.(a)	411
58	Textron, Inc.	3,923
15	Woodward, Inc.	1,784
		11,760
	APPAREL & TEXTILE PRODUCTS - 2.3%
7	Columbia Sportswear Company	541
27	Crocs, Inc.(a)	3,036
5	Deckers Outdoor Corporation(a)	2,638
20	Hanesbrands, Inc.	91
5	PVH Corporation	425
17	Ralph Lauren Corporation	2,096
61	Skechers USA, Inc., Class A(a)	3,212
89	Tapestry, Inc.	3,809
138	VF Corporation	2,635
		18,483
	ASSET MANAGEMENT - 1.2%
2	Apollo Global Management, Inc.	154
1	Ares Management Corporation, Class A	96
55	Carlyle Group, Inc. (The)	1,757
209	Franklin Resources, Inc.	5,583
3	LPL Financial Holdings, Inc.	652
4	Raymond James Financial, Inc.	415
20	Stifel Financial Corporation	1,194
8	Vitesse Energy, Inc.	179
		10,030

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	AUTOMOTIVE - 1.7%
37	Autoliv, Inc.	$3,147
96	BorgWarner, Inc.	4,695
90	Gentex Corporation	2,633
22	Lear Corporation	3,158
		13,633
	BANKING - 1.0%
5	Citizens Financial Group, Inc.	130
60	East West Bancorp, Inc.	3,167
90	First Horizon Corporation	1,014
4	Huntington Bancshares, Inc.	43
12	KeyCorporation	111
3	M&T Bank Corporation	371
10	Pinnacle Financial Partners, Inc.	567
13	Prosperity Bancshares, Inc.	734
10	Regions Financial Corporation	178
6	SouthState Corporation	395
1	SVB Financial Group(a)	1
10	Synovus Financial Corporation	303
28	Valley National Bancorp	217
9	Webster Financial Corporation	340
19	Zions Bancorp	510
		8,081
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	308
69	Molson Coors Beverage Company, Class B	4,543
		4,851
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0%
1	ACADIA Pharmaceuticals, Inc.(a)	24
3	BioMarin Pharmaceutical, Inc.(a)	260
1	Blueprint Medicines Corporation(a)	63
6	Denali Therapeutics, Inc.(a)	177
178	Exelixis, Inc.(a)	3,402
20	Halozyme Therapeutics, Inc.(a)	721
102	Incyte Corporation(a)	6,350

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0% (Continued)
27	Ionis Pharmaceuticals, Inc.(a)	$1,108
1	Iovance Biotherapeutics, Inc.(a)	7
2	Mirati Therapeutics, Inc.(a)	72
33	Neurocrine Biosciences, Inc.(a)	3,112
3	Novavax, Inc., Class A(a)	22
33	Sarepta Therapeutics, Inc.(a)	3,779
1	TG Therapeutics, Inc.(a)	25
3	Ultragenyx Pharmaceutical, Inc.(a)	138
22	United Therapeutics Corporation(a)	4,857
		24,117
	CABLE & SATELLITE - 0.5%
52	Liberty Broadband Corporation, Class C(a)	4,166

	CHEMICALS - 4.0%
1	Albemarle Corporation	223
12	Ashland, Inc.	1,043
25	Avery Dennison Corporation	4,295
4	Celanese Corporation	463
90	CF Industries Holdings, Inc.	6,248
9	Chemours Company (The)	332
50	Eastman Chemical Company	4,186
50	FMC Corporation	5,217
21	Huntsman Corporation	567
3	International Flavors & Fragrances, Inc.	239
150	Mosaic Company (The)	5,250
22	Olin Corporation	1,131
9	RPM International, Inc.	808
22	Univar Solutions, Inc.(a)	788
40	Valvoline, Inc.	1,500
		32,290
	COMMERCIAL SUPPORT SERVICES - 1.9%
108	Aramark	4,649
6	ASGN, Inc.(a)	454
20	Clean Harbors, Inc.(a)	3,289

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.9% (Continued)
9	FTI Consulting, Inc.(a)	$1,712
20	H&R Block, Inc.	637
3	ManpowerGroup, Inc.	238
35	Rentokil Initial PLC - ADR	1,365
36	Robert Half International, Inc.	2,708
4	Stericycle, Inc.(a)	186
		15,238
	CONSTRUCTION MATERIALS - 1.5%
12	Advanced Drainage Systems, Inc.	1,365
9	Carlisle Companies, Inc.	2,309
6	Eagle Materials, Inc.	1,119
11	Knife River Corporation(a)	478
1	Martin Marietta Materials, Inc.	462
47	MDU Resources Group, Inc.	984
42	Owens Corning	5,481
		12,198
	CONSUMER SERVICES - 0.3%
37	Service Corporation International	2,390

	CONTAINERS & PACKAGING - 2.6%
45	Crown Holdings, Inc.	3,909
152	Graphic Packaging Holding Company	3,653
161	International Paper Company	5,121
34	Packaging Corporation of America	4,493
30	Sealed Air Corporation	1,200
40	Sonoco Products Company	2,361
15	Westrock Company	436
		21,173
	DIVERSIFIED INDUSTRIALS - 0.3%
30	ITT, Inc.	2,796

	E-COMMERCE DISCRETIONARY - 0.3%
30	Etsy, Inc.(a)	2,538

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	ELECTRIC UTILITIES - 1.9%
43	Alliant Energy Corporation	$2,257
105	Evergy, Inc.	6,134
1	Hawaiian Electric Industries, Inc.	36
8	IDACORP, Inc.	821
5	NextEra Energy Partners, L.P.	293
29	OGE Energy Corporation	1,041
19	Pinnacle West Capital Corporation	1,548
1	Portland General Electric Company	47
115	Vistra Corporation	3,019
		15,196
	ELECTRICAL EQUIPMENT - 3.0%
52	A O Smith Corporation	3,785
6	Acuity Brands, Inc.	979
29	Cognex Corporation	1,625
17	Generac Holdings, Inc.(a)	2,535
8	Hubbell, Inc.	2,652
8	Littelfuse, Inc.	2,330
51	National Instruments Corporation	2,927
84	Trimble, Inc.(a)	4,447
125	Vertiv Holdings Company	3,096
		24,376
	ENGINEERING & CONSTRUCTION - 2.5%
22	AECOM	1,863
14	EMCOR Group, Inc.	2,587
34	Jacobs Solutions, Inc.	4,042
23	KBR, Inc.	1,496
17	MasTec, Inc.(a)	2,006
4	Quanta Services, Inc.	786
8	Tetra Tech, Inc.	1,310
12	TopBuild Corporation(a)	3,192
66	WillScot Mobile Mini Holdings Corporation(a)	3,154
		20,436

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	ENTERTAINMENT CONTENT - 0.2%
9	Take-Two Interactive Software, Inc.(a)	$1,325

	FOOD - 2.1%
1	BellRing Brands, Inc.(a)	37
35	Campbell Soup Company	1,600
64	Darling Ingredients, Inc.(a)	4,082
45	Flowers Foods, Inc.	1,120
44	Ingredion, Inc.	4,662
12	J M Smucker Company (The)	1,772
30	Lamb Weston Holdings, Inc.	3,448
1	Lancaster Colony Corporation	201
		16,922
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
11	Louisiana-Pacific Corporation	825
7	Trex Company, Inc.(a)	459
		1,284
	GAS & WATER UTILITIES - 0.5%
8	Atmos Energy Corporation	931
9	Essential Utilities, Inc.	359
81	NiSource, Inc.	2,216
26	UGI Corporation	701
		4,207
	HEALTH CARE FACILITIES & SERVICES - 3.6%
46	Acadia Healthcare Company, Inc.(a)	3,663
1	Amedisys, Inc.(a)	91
24	Cardinal Health, Inc.	2,270
69	Catalent, Inc.(a)	2,992
16	Charles River Laboratories International, Inc.(a)	3,364
4	Chemed Corporation	2,167
2	DaVita, Inc.(a)	201
44	Encompass Health Corporation	2,979
8	Enhabit, Inc.(a)	92
44	Henry Schein, Inc.(a)	3,568
2	Invitae Corporation(a)	2

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.6% (Continued)
7	Syneos Health, Inc.(a)	$295
11	Teladoc Health, Inc.(a)	279
44	Universal Health Services, Inc., Class B	6,942
		28,905
	HOME & OFFICE PRODUCTS - 0.7%
8	Leggett & Platt, Inc.	237
17	Newell Brands, Inc.	148
66	Tempur Sealy International, Inc.	2,645
17	Whirlpool Corporation	2,529
		5,559
	HOME CONSTRUCTION - 1.8%
37	Fortune Brands Innovations, Inc.	2,662
4	Masco Corporation	229
25	Mohawk Industries, Inc.(a)	2,579
63	PulteGroup, Inc.	4,894
52	Toll Brothers, Inc.	4,112
		14,476
	HOUSEHOLD PRODUCTS - 0.3%
190	Coty, Inc., Class A(a)	2,335

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
9	RBC Bearings, Inc.(a)	1,957
31	Timken Company (The)	2,838
		4,795
	INDUSTRIAL SUPPORT SERVICES - 1.6%
8	SiteOne Landscape Supply, Inc.(a)	1,339
63	U-Haul Holding Company	3,192
1	United Rentals, Inc.	446
11	Watsco, Inc.	4,196
20	WESCO International, Inc.	3,581
		12,754
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
24	Houlihan Lokey, Inc.	2,359
39	Jefferies Financial Group, Inc.	1,294

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6% (Continued)
14	SEI Investments Company	$835
		4,488
	INSURANCE - 7.2%
48	American Financial Group, Inc.	5,700
38	Assurant, Inc.	4,777
8	Cincinnati Financial Corporation	779
157	Equitable Holdings, Inc.	4,264
27	Globe Life, Inc.	2,960
11	Hartford Financial Services Group, Inc. (The)	792
17	Lincoln National Corporation	438
144	Loews Corporation	8,551
1	Markel Group, Inc.(a)	1,383
134	Old Republic International Corporation	3,373
19	Primerica, Inc.	3,757
11	Principal Financial Group, Inc.	834
1	Radian Group, Inc.	25
46	Reinsurance Group of America, Inc.	6,380
11	RLI Corporation	1,501
17	Selective Insurance Group, Inc.	1,631
145	Unum Group	6,917
34	Voya Financial, Inc.	2,438
27	W R Berkley Corporation	1,608
		58,108
	INTERNET MEDIA & SERVICES - 1.4%
29	Expedia Group, Inc.(a)	3,172
11	GoDaddy, Inc., Class A(a)	826
82	Pinterest, Inc., Class A(a)	2,242
33	Roku, Inc.(a)	2,111
1	TripAdvisor, Inc.(a)	17
63	Zillow Group, Inc., Class C(a)	3,166
		11,534
	LEISURE FACILITIES & SERVICES - 2.7%
50	Boyd Gaming Corporation	3,468
12	Choice Hotels International, Inc.	1,410

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	LEISURE FACILITIES & SERVICES - 2.7% (Continued)
22	Churchill Downs, Inc.	$3,062
4	Darden Restaurants, Inc.	668
13	Hilton Grand Vacations, Inc.(a)	591
38	Light & Wonder, Inc.(a)	2,613
4	Marriott Vacations Worldwide Corporation	491
2	Penn Entertainment, Inc.(a)	48
25	Texas Roadhouse, Inc.	2,807
15	Vail Resorts, Inc.	3,776
10	Wyndham Hotels & Resorts, Inc.	686
18	Wynn Resorts Ltd.	1,901
		21,521
	LEISURE PRODUCTS - 1.6%
16	Axon Enterprise, Inc.(a)	3,122
18	Brunswick Corporation	1,560
4	Fox Factory Holding Corporation(a)	434
58	Hasbro, Inc.	3,757
37	Mattel, Inc.(a)	723
23	Polaris, Inc.	2,781
8	Thor Industries, Inc.	828
		13,205
	MACHINERY - 5.3%
39	AGCO Corporation	5,125
9	Curtiss-Wright Corporation	1,653
46	Donaldson Company, Inc.	2,875
4	Enovis Corporation(a)	257
1	Flowserve Corporation	37
49	Graco, Inc.	4,231
1	IDEX Corporation	215
9	Lincoln Electric Holdings, Inc.	1,788
20	Middleby Corporation (The)(a)	2,957
13	MSA Safety, Inc.	2,261
16	Nordson Corporation	3,971
8	Oshkosh Corporation	693
11	Regal Rexnord Corporation	1,693

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	MACHINERY - 5.3% (Continued)
25	Snap-on, Inc.	$7,205
43	Stanley Black & Decker, Inc.	4,030
36	Toro Company (The)	3,659
		42,650
	MEDICAL EQUIPMENT & DEVICES - 3.5%
7	ABIOMED, Inc. - CVR(a)(b)	7
203	Avantor, Inc.(a)	4,170
11	Bio-Rad Laboratories, Inc., Class A(a)	4,170
40	Bio-Techne Corporation	3,265
52	Bruker Corporation	3,844
56	Dentsply Sirona, Inc.	2,241
27	Exact Sciences Corporation(a)	2,535
7	Globus Medical, Inc., Class A(a)	417
1	Haemonetics Corporation(a)	85
2	Insulet Corporation(a)	577
6	Integra LifeSciences Holdings Corporation(a)	247
1	iRhythm Technologies, Inc.(a)	104
6	Masimo Corporation(a)	987
1	Nevro Corporation(a)	26
1	Penumbra, Inc.(a)	344
13	Repligen Corporation(a)	1,839
5	Shockwave Medical, Inc.(a)	1,427
6	Teleflex, Inc.	1,452
		27,737
	METALS & MINING - 0.7%
28	Alcoa Corporation	950
162	Cleveland-Cliffs, Inc.(a)	2,715
18	Royal Gold, Inc.	2,066
		5,731
	OIL & GAS PRODUCERS - 3.9%
47	Antero Resources Corporation(a)	1,082
116	APA Corporation	3,964
3	ConocoPhillips	311
38	Coterra Energy, Inc.	961

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	OIL & GAS PRODUCERS - 3.9% (Continued)
8	Diamondback Energy, Inc.	$1,051
73	EQT Corporation	3,002
57	HF Sinclair Corporation	2,543
33	Magnolia Oil & Gas Corporation, Class A	690
25	Marathon Oil Corporation	576
27	Matador Resources Company	1,413
15	Murphy Oil Corporation	575
173	Ovintiv, Inc.	6,586
6	PBF Energy, Inc., Class A	246
52	PDC Energy, Inc.	3,699
68	Range Resources Corporation	1,999
7	SM Energy Company	221
141	Southwestern Energy Company(a)	847
18	Targa Resources Corporation	1,370
		31,136
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
12	Halliburton Company	396
163	NOV, Inc.	2,614
		3,010
	PUBLISHING & BROADCASTING - 1.2%
11	Liberty Media Corp-Liberty Formula One, Class C(a)	828
398	News Corporation, Class A	7,761
4	Nexstar Media Group, Inc.	666
		9,255
	REAL ESTATE SERVICES - 0.4%
18	Jones Lang LaSalle, Inc.(a)	2,804

	REIT - 0.3%
2	Texas Pacific Land Corporation	2,633

	RENEWABLE ENERGY - 0.6%
2	Enphase Energy, Inc.(a)	335
21	First Solar, Inc.(a)	3,992
52	Plug Power, Inc.(a)	540

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	RENEWABLE ENERGY - 0.6% (Continued)
14	Sunrun, Inc.(a)	$250
		5,117
	RETAIL - CONSUMER STAPLES - 1.3%
52	BJ’s Wholesale Club Holdings, Inc.(a)	3,277
22	Casey’s General Stores, Inc.	5,365
8	Five Below, Inc.(a)	1,572
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	58
		10,272
	RETAIL - DISCRETIONARY - 2.5%
17	AutoNation, Inc.(a)	2,798
28	Builders FirstSource, Inc.(a)	3,808
23	Burlington Stores, Inc.(a)	3,620
12	Dick’s Sporting Goods, Inc.	1,586
12	Floor & Decor Holdings, Inc., Class A(a)	1,248
25	GameStop Corporation, Class A(a)	606
3	Genuine Parts Company	508
9	Kohl’s Corporation	207
2	Lithia Motors, Inc.	608
3	RH(a)	989
1	Tractor Supply Company	221
1	Ulta Beauty, Inc.(a)	471
28	Williams-Sonoma, Inc.	3,504
		20,174
	SEMICONDUCTORS - 2.6%
4	Azenta, Inc.(a)	187
7	Cirrus Logic, Inc.(a)	567
5	Coherent Corporation(a)	255
16	Entegris, Inc.	1,773
12	IPG Photonics Corporation(a)	1,630
46	Lattice Semiconductor Corporation(a)	4,419
6	Marvell Technology, Inc.	359
25	MKS Instruments, Inc.	2,702
1	Monolithic Power Systems, Inc.	540
9	ON Semiconductor Corporation(a)	851

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	SEMICONDUCTORS - 2.6% (Continued)
24	Qorvo, Inc.(a)	$2,449
25	Rambus, Inc.(a)	1,604
3	Silicon Laboratories, Inc.(a)	473
3	Synaptics, Inc.(a)	256
4	Teradyne, Inc.	445
4	Universal Display Corporation	577
30	Wolfspeed, Inc.(a)	1,668
		20,755
	SOFTWARE - 5.7%
1	ACI Worldwide, Inc.(a)	23
57	Akamai Technologies, Inc.(a)	5,123
1	Alteryx, Inc., Class A(a)	46
2	Aspen Technology, Inc.(a)	335
75	Black Knight, Inc.(a)	4,480
3	Concentrix Corporation	242
81	DocuSign, Inc.(a)	4,138
1	Five9, Inc.(a)	83
135	Gen Digital, Inc.	2,504
11	Guidewire Software, Inc.(a)	837
23	Manhattan Associates, Inc.(a)	4,597
44	Okta, Inc.(a)	3,051
3	Omnicell, Inc.(a)	221
19	Paylocity Holding Corporation(a)	3,506
5	Pegasystems, Inc.	247
20	PTC, Inc.(a)	2,846
96	SS&C Technologies Holdings, Inc.	5,818
2	Tenable Holdings, Inc.(a)	87
7	Teradata Corporation(a)	374
70	Twilio, Inc., Class A(a)	4,453
2	Varonis Systems, Inc.(a)	53
3	Ziff Davis, Inc.(a)	210
112	ZoomInfo Technologies, Inc., Class A(a)	2,844
		46,118

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	SPECIALTY FINANCE - 1.1%
192	Fidelity National Financial, Inc.	$6,912
30	First American Financial Corporation	1,711
1	MGIC Investment Corporation	16
1	SLM Corporation	16
12	Synchrony Financial	407
		9,062
	STEEL - 0.7%
14	Reliance Steel & Aluminum Company	3,803
11	Steel Dynamics, Inc.	1,198
24	United States Steel Corporation	600
		5,601
	TECHNOLOGY HARDWARE - 5.2%
12	Arrow Electronics, Inc.(a)	1,719
80	Ciena Corporation(a)	3,399
37	Dolby Laboratories, Inc., Class A	3,096
25	F5, Inc.(a)	3,657
24	Jabil, Inc.	2,590
157	Juniper Networks, Inc.	4,919
5	Lumentum Holdings, Inc.(a)	284
42	NetApp, Inc.	3,209
116	Pure Storage, Inc., Class A(a)	4,271
15	Super Micro Computer, Inc.(a)	3,739
3	TD SYNNEX Corporation	282
1	ViaSat, Inc.(a)	41
110	Western Digital Corporation(a)	4,172
22	Zebra Technologies Corporation, Class A(a)	6,508
		41,886
	TECHNOLOGY SERVICES - 2.6%
27	Booz Allen Hamilton Holding Corporation	3,013
7	CACI International, Inc., Class A(a)	2,386
25	DXC Technology Company(a)	668
2	Euronet Worldwide, Inc.(a)	235
1	Fair Isaac Corporation(a)	809
1	Gartner, Inc.(a)	350

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
6	Jack Henry & Associates, Inc.	$1,004
50	Leidos Holdings, Inc.	4,424
62	TransUnion	4,857
34	Western Union Company (The)	399
17	WEX, Inc.(a)	3,095
		21,240
	TELECOMMUNICATIONS - 0.3%
32	Iridium Communications, Inc.	1,988

	TRANSPORTATION & LOGISTICS - 1.2%
34	Alaska Air Group, Inc.(a)	1,808
18	CH Robinson Worldwide, Inc.	1,698
7	GXO Logistics, Inc.(a)	440
1	JB Hunt Transport Services, Inc.	181
1	JetBlue Airways Corporation(a)	9
25	Knight-Swift Transportation Holdings, Inc.	1,389
8	Landstar System, Inc.	1,540
4	Saia, Inc.(a)	1,370
16	XPO Logistics, Inc.(a)	944
		9,379
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	439

	WHOLESALE - CONSUMER STAPLES - 1.1%
97	Performance Food Group Company(a)	5,843
63	US Foods Holding Corporation(a)	2,772
		8,615
	WHOLESALE - DISCRETIONARY - 1.1%
100	LKQ Corporation	5,827
8	Pool Corporation	2,997
		8,824

	TOTAL COMMON STOCKS (Cost $709,655)	783,529

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value

	PARTNERSHIP SHARES — 0.5%
	OIL & GAS PRODUCERS - 0.5%
27	Magellan Midstream Partners, L.P.	$1,683
91	Western Midstream Partners, L.P.	2,413
	TOTAL PARTNERSHIP SHARES (Cost $3,541)	4,096

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
9,212	First American Treasury Obligations Fund, Class X, 5.04%(c) (Cost $9,212)	9,212

	TOTAL INVESTMENTS - 99.1% (Cost $722,408)	$796,837
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	6,983
	NET ASSETS - 100.0%	$803,820

ADR - American Depositary Receipt

CVR - Contingent Value Right

L.P. - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Fair value was determined using significant unobservable inputs. See Note 2.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Value
	BUSINESS DEVELOPMENT COMPANY — 0.1%
	ASSET MANAGEMENT - 0.1%
1,182	MidCap Financial Investment Corporation (Cost $14,504)	$14,846

	COMMON STOCKS — 100.0%
	ADVERTISING & MARKETING - 0.0%(b)
268	Fluent, Inc.(a)	168

	AEROSPACE & DEFENSE - 0.9%
495	AAR Corporation(a)	28,591
581	Barnes Group, Inc.	24,513
162	Ducommun, Inc.(a)	7,058
74	Kaman Corporation	1,801
741	Kratos Defense & Security Solutions, Inc.(a)	10,626
648	Mercury Systems, Inc.(a)	22,414
514	Moog, Inc., Class A	55,733
71	National Presto Industries, Inc.	5,197
2	SIFCO Industries, Inc.(a)	5
		155,938
	APPAREL & TEXTILE PRODUCTS - 0.8%
443	Culp, Inc.(a)	2,202
313	Jerash Holdings US, Inc.	1,164
264	Lakeland Industries, Inc.	3,799
368	Movado Group, Inc.	9,873
1,098	PVH Corporation	93,297
317	Rocky Brands, Inc.	6,657
314	Superior Group of Companies, Inc.	2,933
149	Tandy Leather Factory, Inc.(a)	647
387	Unifi, Inc.(a)	3,123
22	Weyco Group, Inc.	587
1,266	Wolverine World Wide, Inc.	18,598
		142,880

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	ASSET MANAGEMENT - 0.4%
15	Associated Capital Group, Inc., Class A	$531
14	First Western Financial, Inc.(a)	261
39	Hennessy Advisors, Inc.	276
761	ODP Corporation (The)(a)	35,630
767	Oppenheimer Holdings, Inc., Class A	30,818
		67,516
	AUTOMOTIVE - 1.8%
1,275	American Axle & Manufacturing Holdings, Inc.(a)	10,544
1,444	China Automotive Systems, Inc.(a)	7,105
1,790	Dana, Inc.	30,430
6,209	Goodyear Tire & Rubber Company (The)(a)	84,939
2,330	Harley-Davidson, Inc.	82,039
1,725	Kandi Technologies Group, Inc.(a)	6,831
452	Methode Electronics, Inc.	15,151
181	Miller Industries, Inc.	6,420
1,311	Modine Manufacturing Company(a)	43,289
401	Motorcar Parts of America, Inc.(a)	3,104
423	Standard Motor Products, Inc.	15,871
		305,723
	BANKING - 13.0%
40	ACNB Corporation	1,327
1,001	Amalgamated Financial Corporation	16,106
234	American National Bankshares, Inc.	6,781
1,419	Ameris Bancorp	48,544
48	Ames National Corporation	865
1,373	Associated Banc-Corporation	22,284
1,158	Atlantic Union Bankshares Corporation	30,050
1,179	Banc of California, Inc.	13,653
479	Bank of Marin Bancorp	8,464
903	Bank OZK	36,265
845	BankFinancial Corporation	6,912
377	BankUnited, Inc.	8,124
141	Bankwell Financial Group, Inc.	3,438
35	Banner Corporation	1,528

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 13.0% (Continued)
398	Bar Harbor Bankshares	$9,807
512	BayCom Corporation	8,540
841	BCB Bancorp, Inc.	9,873
189	Berkshire Hills Bancorp, Inc.	3,918
294	Brookline Bancorp, Inc.	2,570
605	Business First Bancshares, Inc.	9,117
1,131	Byline Bancorp, Inc.	20,460
60	Cadence Bank	1,178
38	Camden National Corporation	1,177
337	Capital City Bank Group, Inc.	10,326
141	Capitol Federal Financial, Inc.	870
528	Capstar Financial Holdings, Inc.	6,479
1,014	Carter Bankshares, Inc.(a)	14,997
49	CB Financial Services, Inc.	996
523	Central Pacific Financial Corporation	8,216
474	Central Valley Community Bancorp	7,323
228	ChoiceOne Financial Services, Inc.	5,244
81	Citizens & Northern Corporation	1,563
514	Citizens Community Bancorp, Inc.	4,549
518	Civista Bancshares, Inc.	9,013
649	CNB Financial Corporation	11,455
21	Codorus Valley Bancorp, Inc.	412
378	Colony Bankcorp, Inc.	3,561
82	Columbia Banking System, Inc.	1,663
187	Community Financial Corporation (The)	5,066
213	Community Trust Bancorp, Inc.	7,576
859	ConnectOne Bancorp, Inc.	14,251
1,210	CrossFirst Bankshares, Inc.(a)	12,100
756	Customers Bancorp, Inc.(a)	22,877
2,214	CVB Financial Corporation	29,402
1,039	Dime Community Bancshares, Inc.	18,318
166	Eagle Bancorp Montana, Inc.	2,196
187	Eagle Bancorp, Inc.	3,957
24	Enterprise Financial Services Corporation	938

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 13.0% (Continued)
460	Equity Bancshares, Inc., Class A	$10,479
85	ESSA Bancorp, Inc.	1,271
5	Farmers & Merchants Bancorp, Inc.	113
276	Farmers National Banc Corporation	3,414
504	Financial Institutions, Inc.	7,933
409	First Bancorp	12,168
491	First Bancshares, Inc. (The)	12,687
644	First Bank	6,685
882	First Busey Corporation	17,728
45	First Business Financial Services, Inc.	1,327
1	First Commonwealth Financial Corporation	13
400	First Community Bankshares, Inc.	11,892
2,173	First Financial Bancorp	44,416
435	First Financial Corporation	14,124
301	First Financial Northwest, Inc.	3,422
8,897	First Horizon Corporation	100,269
235	First Internet Bancorp	3,490
659	First Merchants Corporation	18,604
372	First Mid Bancshares, Inc.	8,980
371	First Northwest Bancorp	4,222
632	First of Long Island Corporation (The)	7,597
208	Flushing Financial Corporation	2,556
7,218	FNB Corporation	82,574
196	FS Bancorp, Inc.	5,894
3,582	Fulton Financial Corporation	42,697
223	Great Southern Bancorp, Inc.	11,313
935	Hancock Whitney Corporation	35,885
1,082	Hanmi Financial Corporation	16,154
1,017	HarborOne Bancorp, Inc.	8,828
648	Heartland Financial USA, Inc.	18,060
1,876	Heritage Commerce Corporation	15,533
939	Heritage Financial Corporation	15,184
1,068	Hilltop Holdings, Inc.	33,599
185	Home Bancorp, Inc.	6,144

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 13.0% (Continued)
407	HomeTrust Bancshares, Inc.	$8,502
2,375	Hope Bancorp, Inc.	19,998
891	Horizon Bancorp, Inc.	9,275
617	Independent Bank Corporation	27,463
739	Independent Bank Corporation	12,533
409	Independent Bank Group, Inc.	14,123
591	Investar Holding Corporation	7,157
1,466	Lakeland Bancorp, Inc.	19,630
381	LCNB Corporation	5,624
672	Macatawa Bank Corporation	6,236
56	MainStreet Bancshares, Inc.	1,269
570	Mercantile Bank Corporation	15,743
1,573	Merchants Bancorp	40,237
338	Metropolitan Bank Holding Corporation(a)	11,739
671	Mid Penn Bancorp, Inc.	14,816
218	Middlefield Banc Corporation	5,842
1,153	Midland States Bancorp, Inc.	22,956
904	MidWestOne Financial Group, Inc.	19,318
1,129	Northfield Bancorp, Inc.	12,396
224	Northrim BanCorp, Inc.	8,810
2,957	Northwest Bancshares, Inc.	31,344
2,295	OceanFirst Financial Corporation	35,848
45	Ohio Valley Banc Corporation	1,103
2,851	Old National Bancorp	39,743
6	Old Point Financial Corporation	104
4	Old Second Bancorp, Inc.	52
700	OP Bancorp	5,901
470	Orrstown Financial Services, Inc.	9,001
1,310	Pacific Premier Bancorp, Inc.	27,091
62	Parke Bancorp, Inc.	1,053
12	Pathfinder Bancorp, Inc.	167
506	Peapack-Gladstone Financial Corporation	13,702
64	Penns Woods Bancorp, Inc.	1,602
711	Peoples Bancorp, Inc.	18,877

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 13.0% (Continued)
800	Premier Financial Corporation	$12,816
537	Primis Financial Corporation	4,522
281	Princeton Bancorp, Inc.	7,677
1,143	Prosperity Bancshares, Inc.	64,557
212	Provident Financial Holdings, Inc.	2,739
2,008	Provident Financial Services, Inc.	32,811
64	QCR Holdings, Inc.	2,626
705	RBB Bancorp	8,418
1,140	Renasant Corporation	29,788
432	Republic Bancorp, Inc., Class A	18,360
3,100	Republic First Bancorp, Inc.(a)	2,790
782	Riverview Bancorp, Inc.	3,941
896	S&T Bancorp, Inc.	24,362
877	Sandy Spring Bancorp, Inc.	19,890
254	SB Financial Group, Inc.	3,216
396	Sierra Bancorp	6,720
911	Simmons First National Corporation, Class A	15,715
303	SmartFinancial, Inc.	6,518
85	South Plains Financial, Inc.	1,913
149	SouthState Corporation	9,804
139	Stellar Bancorp, Inc.	3,182
1,375	Sterling Bancorp, Inc.(a)	7,521
411	Summit Financial Group, Inc.	8,491
1	Synovus Financial Corporation	30
266	Territorial Bancorp, Inc.	3,266
679	Texas Capital Bancshares, Inc.(a)	34,969
1,282	Towne Bank	29,794
625	TrustCompany Bank Corporation	17,881
202	Trustmark Corporation	4,266
172	United Bancshares, Inc.	3,225
557	United Bankshares, Inc.	16,526
420	United Security Bancshares	2,797
788	Univest Financial Corporation	14,247
5,465	Valley National Bancorp	42,354

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 13.0% (Continued)
219	Veritex Holdings, Inc.	$3,927
1,022	Washington Federal, Inc.	27,103
602	Waterstone Financial, Inc.	8,723
1,144	WesBanco, Inc.	29,298
924	Western New England Bancorp, Inc.	5,396
660	Wintrust Financial Corporation	47,929
1,361	WSFS Financial Corporation	51,337
2,462	Zions Bancorp	66,129
		2,236,413
	BEVERAGES - 0.0%(b)
51	Coffee Holding Company, Inc.(a)	71

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.4%
4,063	Amneal Pharmaceuticals, Inc.(a)	12,595
56	ANI Pharmaceuticals, Inc.(a)	3,015
574	Assembly Biosciences, Inc.(a)	660
47	Cumberland Pharmaceuticals, Inc.(a)	69
301	Eagle Pharmaceuticals, Inc.(a)	5,851
7,083	Elanco Animal Health, Inc.(a)	71,255
698	Emergent BioSolutions, Inc.(a)	5,130
27	Enanta Pharmaceuticals, Inc.(a)	578
1,482	Innoviva, Inc.(a)	18,866
2,611	Ironwood Pharmaceuticals, Inc.(a)	27,781
531	Pacira BioSciences, Inc.(a)	21,277
648	Prestige Consumer Healthcare, Inc.(a)	38,511
1,800	Sangamo Therapeutics, Inc.(a)	2,340
897	Supernus Pharmaceuticals, Inc.(a)	26,964
1	United Therapeutics Corporation(a)	221
		235,113
	CABLE & SATELLITE - 0.3%
7,407	DISH Network Corporation, Class A(a)	48,812
26	WideOpenWest, Inc.(a)	220
		49,032

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	CHEMICALS - 2.0%
617	AdvanSix, Inc.	$21,583
734	American Vanguard Corporation	13,117
378	Ashland, Inc.	32,852
45	Ecovyst, Inc.(a)	516
47	Element Solutions, Inc.	902
192	Haynes International, Inc.	9,757
427	HB Fuller Company	30,535
1,443	Huntsman Corporation	38,990
590	Koppers Holdings, Inc.	20,119
42	Materion Corporation	4,796
3	Mativ, Inc.	45
432	Minerals Technologies, Inc.	24,922
28	Oil-Dri Corporation of America	1,652
87	Quaker Houghton	16,956
188	Rayonier Advanced Materials, Inc.(a)	805
112	Stepan Company	10,703
3,187	Univar Solutions, Inc.(a)	114,222
760	Valhi, Inc.	9,766
		352,238
	COMMERCIAL SUPPORT SERVICES - 2.6%
986	ABM Industries, Inc.	42,053
14,037	ADT, Inc.	84,643
25	AMN Healthcare Services, Inc.(a)	2,728
1,386	ARC Document Solutions, Inc.	4,491
252	BGSF, Inc.	2,402
1,566	BrightView Holdings, Inc.(a)	11,244
875	Cross Country Healthcare, Inc.(a)	24,570
809	Deluxe Corporation	14,141
495	Ennis, Inc.	10,088
568	Heidrick & Struggles International, Inc.	15,035
106	Huron Consulting Group, Inc.(a)	9,000
1,030	Information Services Group, Inc.	5,521
932	Kelly Services, Inc., Class A	16,412
860	Korn Ferry	42,604

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.6% (Continued)
684	ManpowerGroup, Inc.	$54,310
679	Resources Connection, Inc.	10,667
518	Schnitzer Steel Industries, Inc., Class A	15,535
572	Stericycle, Inc.(a)	26,564
983	TrueBlue, Inc.(a)	17,409
137	UniFirst Corporation	21,236
409	V2X, Inc.(a)	20,270
		450,923
	CONSTRUCTION MATERIALS - 0.6%
505	Knife River Corporation(a)	21,967
2,022	MDU Resources Group, Inc.	42,341
1,076	Summit Materials, Inc., Class A(a)	40,727
		105,035
	CONSUMER SERVICES - 1.1%
753	Adtalem Global Education, Inc.(a)	25,858
568	American Public Education, Inc.(a)	2,692
72	Graham Holdings Company, Class B	41,147
199	Grand Canyon Education, Inc.(a)	20,539
1,017	Lincoln Educational Services Corporation(a)	6,855
363	Matthews International Corporation, Class A	15,471
2,263	Perdoceo Education Corporation(a)	27,767
286	Strategic Education, Inc.	19,402
614	Stride, Inc.(a)	22,859
		182,590
	CONTAINERS & PACKAGING - 0.6%
372	Greif, Inc., Class A	25,627
3,417	O-I Glass, Inc.(a)	72,885
458	TriMas Corporation	12,590
		111,102
	E-COMMERCE DISCRETIONARY - 0.0%(b)
939	Lands’ End, Inc.(a)	7,287

	ELECTRICAL EQUIPMENT - 2.0%
277	Advanced Energy Industries, Inc.	30,872

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	ELECTRICAL EQUIPMENT - 2.0% (Continued)
21	API Group Corporation(a)	$572
247	Argan, Inc.	9,734
838	Bel Fuse, Inc., Class B	48,110
797	Belden, Inc.	76,233
399	Itron, Inc.(a)	28,768
747	Kimball Electronics, Inc.(a)	20,640
71	Littelfuse, Inc.	20,683
733	LSI Industries, Inc.	9,206
169	National Instruments Corporation	9,701
248	OSI Systems, Inc.(a)	29,222
208	Powell Industries, Inc.	12,603
111	Preformed Line Products Company	17,327
16	RF Industries Ltd.(a)	66
353	SPX Technologies, Inc.(a)	29,994
129	WidePoint Corporation(a)	240
		343,971
	ENGINEERING & CONSTRUCTION - 1.1%
581	Arcosa, Inc.	44,022
1	Dycom Industries, Inc.(a)	114
1	EMCOR Group, Inc.	185
18	Fluor Corporation(a)	533
615	Granite Construction, Inc.	24,465
9	KBR, Inc.	585
346	Limbach Holdings, Inc.(a)	8,557
1,648	Mistras Group, Inc.(a)	12,722
2	MYR Group, Inc.(a)	277
21	Orion Group Holdings, Inc.(a)	59
1,208	Primoris Services Corporation	36,808
653	Sterling Infrastructure, Inc.(a)	36,437
342	Tutor Perini Corporation(a)	2,445
278	VSE Corporation	15,204
		182,413

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	ENTERTAINMENT CONTENT - 0.1%
1,431	AMC Networks, Inc., Class A(a)	$17,100

	FOOD - 1.8%
68	Alico, Inc.	1,731
425	B&G Foods, Inc.	5,916
895	Cal-Maine Foods, Inc.	40,275
873	Hain Celestial Group, Inc. (The)(a)	10,921
1,872	Hostess Brands, Inc.(a)	47,399
607	Ingredion, Inc.	64,312
37	Natural Health Trends Corporation	203
322	Nature’s Sunshine Products, Inc.(a)	4,395
622	Post Holdings, Inc.(a)	53,896
18	S&W Seed Company(a)	22
13	Seaboard Corporation	46,289
191	Seneca Foods Corporation, Class A(a)	6,242
1	Tootsie Roll Industries, Inc.	36
562	TreeHouse Foods, Inc.(a)	28,314
		309,951
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
675	Boise Cascade Company	60,986
2,662	Mercer International, Inc.	21,482
576	UFP Industries, Inc.	55,901
		138,369
	HEALTH CARE FACILITIES & SERVICES - 2.7%
988	Acadia Healthcare Company, Inc.(a)	78,684
3,024	AdaptHealth Corporation(a)	36,802
284	Amedisys, Inc.(a)	25,969
4,759	Brookdale Senior Living, Inc.(a)	20,083
1,124	Encompass Health Corporation	76,106
467	National HealthCare Corporation	28,870
118	OPKO Health, Inc.(a)	256
652	Owens & Minor, Inc.(a)	12,414
1,476	Patterson Companies, Inc.	49,092
1,125	Pediatrix Medical Group, Inc.(a)	15,986

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
793	Premier, Inc., Class A	$21,935
4	Psychemedics Corporation	18
2,065	Select Medical Holdings Corporation	65,791
947	Syneos Health, Inc.(a)	39,907
		471,913
	HOME & OFFICE PRODUCTS - 0.4%
4,199	ACCO Brands Corporation	21,877
321	HNI Corporation	9,046
321	Hooker Furnishings Corporation	5,990
4	Kewaunee Scientific Corporation(a)	62
488	Lifetime Brands, Inc.	2,757
3,855	Steelcase, Inc., Class A	29,722
789	Virco Manufacturing Corporation(a)	3,290
		72,744
	HOME CONSTRUCTION - 7.8%
360	American Woodmark Corporation(a)	27,493
1,853	Beazer Homes USA, Inc.(a)	52,421
1,149	Century Communities, Inc.	88,036
5	Dixie Group, Inc. (The)(a)	7
1,471	Forestar Group, Inc.(a)	33,171
1,493	Green Brick Partners, Inc.(a)	84,802
1,327	Griffon Corporation	53,478
852	Interface, Inc.	7,489
1,233	JELD-WEN Holding, Inc.(a)	21,627
2,778	KB Home	143,650
347	LGI Homes, Inc.(a)	46,807
1,193	M/I Homes, Inc.(a)	104,018
2,039	MDC Holdings, Inc.	95,364
962	Meritage Homes Corporation	136,864
495	Patrick Industries, Inc.	39,600
2,324	Taylor Morrison Home Corporation(a)	113,341
2,137	Toll Brothers, Inc.	168,973
3,696	Tri Pointe Homes, Inc.(a)	121,451
		1,338,592

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
947	Central Garden & Pet Company, Class A(a)	$34,528
546	Clearwater Paper Corporation(a)	17,101
313	Crown Crafts, Inc.	1,568
954	Edgewell Personal Care Company	39,410
757	Quanex Building Products Corporation	20,325
		112,932
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
585	Ampco-Pittsburgh Corporation(a)	1,860
290	AZZ, Inc.	12,603
195	Core Molding Technologies, Inc.(a)	4,436
121	Eastern Company (The)	2,189
153	EnPro Industries, Inc.	20,430
345	L B Foster Company, Class A(a)	4,927
369	Park-Ohio Holdings Corporation	7,011
121	Strattec Security Corporation(a)	2,202
971	Timken Company (The)	88,876
603	Tredegar Corporation	4,022
		148,556
	INDUSTRIAL SUPPORT SERVICES - 0.6%
367	DXP Enterprises, Inc.(a)	13,362
3,963	Resideo Technologies, Inc.(a)	69,987
606	Titan Machinery, Inc.(a)	17,877
1	WESCO International, Inc.	179
		101,405
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%(b)
1	Jefferies Financial Group, Inc.	33

	INSURANCE - 6.8%
1,497	Ambac Financial Group, Inc.(a)	21,317
2,406	American Equity Investment Life Holding Company	125,377
2,574	Brighthouse Financial, Inc.(a)	121,879
3,105	Citizens, Inc.(a)	7,483
5,595	CNO Financial Group, Inc.	132,434
1,996	Donegal Group, Inc., Class A	28,802

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	INSURANCE - 6.8% (Continued)
1,731	eHealth, Inc.(a)	$13,917
1,030	Employers Holdings, Inc.	38,532
28,712	Genworth Financial, Inc., Class A(a)	143,560
1,026	Global Indemnity Group, LLC	34,463
1,331	Kemper Corporation	64,234
551	Kingstone Companies, Inc.	705
3,471	Lincoln National Corporation	89,413
134	National Western Life Group, Inc., Class A	55,685
2,654	NMI Holdings, Inc., Class A(a)	68,526
3,033	ProAssurance Corporation	45,768
4,502	Radian Group, Inc.	113,811
1,110	Security National Financial Corporation, Class A(a)	9,846
337	Tiptree, Inc.	5,058
246	Unico American Corporation(a)	30
849	United Fire Group, Inc.	19,238
338	United Insurance Holdings Corporation(a)	1,508
1,690	Universal Insurance Holdings, Inc.	26,077
107	Unum Group	5,104
		1,172,767
	INTERNET MEDIA & SERVICES - 0.2%
448	Cars.com, Inc.(a)	8,879
246	DHI Group, Inc.(a)	942
717	HealthStream, Inc.	17,610
1,449	TrueCar, Inc.(a)	3,275
		30,706
	LEISURE FACILITIES & SERVICES - 0.6%
10	Ark Restaurants Corporation	185
17	Biglari Holdings, Inc.(a)	3,351
3,422	Carrols Restaurant Group, Inc.(a)	17,247
775	Century Casinos, Inc.(a)	5,502
353	Chuy’s Holdings, Inc.(a)	14,409
1,013	El Pollo Loco Holdings, Inc.	8,884
555	Fiesta Restaurant Group, Inc.(a)	4,407
834	Good Times Restaurants, Inc.(a)	2,836

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6% (Continued)
676	Marcus Corporation (The)	$10,025
1,860	Penn Entertainment, Inc.(a)	44,696
		111,542
	LEISURE PRODUCTS - 1.2%
481	Escalade, Inc.	6,421
942	Funko, Inc., Class A(a)	10,193
283	LCI Industries	35,760
900	Smith & Wesson Brands, Inc.	11,736
638	Thor Industries, Inc.	66,033
286	Topgolf Callaway Brands Corporation(a)	5,677
909	Vista Outdoor, Inc.(a)	25,152
731	Winnebago Industries, Inc.	48,750
		209,722
	MACHINERY - 2.0%
126	Alamo Group, Inc.	23,173
268	Astec Industries, Inc.	12,178
375	CECO Environmental Corporation(a)	5,010
565	Columbus McKinnon Corporation	22,967
972	Enovis Corporation(a)	62,325
175	ESCO Technologies, Inc.	18,135
29	Flowserve Corporation	1,077
270	Gencor Industries, Inc.(a)	4,207
1,326	Hillenbrand, Inc.	67,997
216	Hurco Companies, Inc.	4,676
4	Hyster-Yale Materials Handling, Inc., Class A	223
118	Intevac, Inc.(a)	443
1,405	Kennametal, Inc.	39,888
495	LS Starrett Company (The), Class A(a)	5,173
1,091	Manitowoc Company, Inc. (The)(a)	20,544
396	NN, Inc.(a)	946
652	Oshkosh Corporation	56,457
		345,419
	MEDICAL EQUIPMENT & DEVICES - 1.0%
452	AngioDynamics, Inc.(a)	4,714

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.0% (Continued)
271	Artivion, Inc.(a)	$4,658
678	Avanos Medical, Inc.(a)	17,330
207	FONAR Corporation(a)	3,540
719	Harvard Bioscience, Inc.(a)	3,947
179	ICU Medical, Inc.(a)	31,896
178	Inogen, Inc.(a)	2,056
266	Integer Holdings Corporation(a)	23,570
703	Integra LifeSciences Holdings Corporation(a)	28,914
18	Merit Medical Systems, Inc.(a)	1,506
8	Myriad Genetics, Inc.(a)	185
645	NuVasive, Inc.(a)	26,826
8	Utah Medical Products, Inc.	746
721	Varex Imaging Corporation(a)	16,994
		166,882
	METALS & MINING - 2.2%
1,890	Alcoa Corporation	64,128
292	Alpha Metallurgical Resources, Inc.	47,993
19	CONSOL Energy, Inc.	1,288
337	Encore Wire Corporation	62,658
4,866	Hecla Mining Company	25,060
4,242	Peabody Energy Corporation	91,882
3,483	SunCoke Energy, Inc.	27,411
1,729	Warrior Met Coal, Inc.	67,345
		387,765
	OIL & GAS PRODUCERS - 5.5%
116	Antero Resources Corporation(a)	2,672
1	Baytex Energy Corporation(a)	2
270	Berry Corporation	1,858
2,159	Callon Petroleum Company(a)	75,716
201	Chord Energy Corporation	30,914
1,705	Civitas Resources, Inc.	118,276
3,081	CNX Resources Corporation(a)	54,595
550	Comstock Resources, Inc.	6,380
840	Delek US Holdings, Inc.	20,118

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	OIL & GAS PRODUCERS - 5.5% (Continued)
2,091	Earthstone Energy, Inc., Class A(a)	$29,880
1	EQT Corporation	41
23	Equitrans Midstream Corporation	220
782	HF Sinclair Corporation	34,885
2,649	Murphy Oil Corporation	101,457
3,161	PBF Energy, Inc., Class A	129,411
4,966	Permian Resources Corporation	54,427
3,276	Plains GP Holdings, L.P., Class A	48,583
5,604	Ring Energy, Inc.(a)	9,583
620	SilverBow Resources, Inc.(a)	18,054
2,290	SM Energy Company	72,433
15,101	Southwestern Energy Company(a)	90,757
1,097	Talos Energy, Inc.(a)	15,215
678	Vital Energy, Inc.(a)	30,612
		946,089
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
1,930	Archrock, Inc.	19,783
8	Dawson Geophysical Company(a)	16
616	Dril-Quip, Inc.(a)	14,334
225	Geospace Technologies Corporation(a)	1,748
3,992	Helix Energy Solutions Group, Inc.(a)	29,461
72	Helmerich & Payne, Inc.	2,553
1,320	MRC Global, Inc.(a)	13,292
126	Natural Gas Services Group, Inc.(a)	1,247
3,091	Newpark Resources, Inc.(a)	16,166
824	NOV, Inc.	13,217
2,237	NOW, Inc.(a)	23,175
645	Oceaneering International, Inc.(a)	12,062
3,891	ProPetro Holding Corporation(a)	32,062
244	Select Water Solutions, Inc., Class A	1,976
24	Smart Sand, Inc.(a)	39
81	Solaris Oilfield Infrastructure, Inc., Class A	675
618	Thermon Group Holdings, Inc.(a)	16,439

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.3% (Continued)
2,329	US Silica Holdings, Inc.(a)	$28,251
		226,496
	PUBLISHING & BROADCASTING - 0.7%
1,992	Beasley Broadcast Group, Inc., Class A(a)	2,032
1,747	Cumulus Media, Inc., Class A(a)	7,163
2,605	Entravision Communications Corporation, Class A	11,436
4,808	Gannett Company, Inc.(a)	10,818
70	Saga Communications, Inc., Class A	1,495
369	Scholastic Corporation	14,350
4,192	TEGNA, Inc.	68,078
127	Townsquare Media, Inc., Class A	1,513
		116,885
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,742	Five Point Holdings, LLC(a)	5,035
17	FRP Holdings, Inc.(a)	979
122	Howard Hughes Corporation (The)(a)	9,628
1	Stratus Properties, Inc.	26
		15,668
	REAL ESTATE SERVICES - 0.5%
5,241	Anywhere Real Estate, Inc.(a)	35,010
5,469	Newmark Group, Inc., Class A	34,017
1,085	RE/MAX Holdings, Inc., Class A	20,897
		89,924
	REIT - 0.5%
4,237	CoreCivic, Inc.(a)	39,870
9	Ellington Financial, Inc.	124
6,501	GEO Group, Inc. (The)(a)	46,547
		86,541
	RENEWABLE ENERGY - 0.4%
550	EnerSys	59,686
1,185	FutureFuel Corporation	10,487
484	Ultralife Corporation(a)	2,343
		72,516

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - CONSUMER STAPLES - 0.5%
200	Big Lots, Inc.	$1,766
353	Ingles Markets, Inc., Class A	29,175
737	SpartanNash Company	16,590
680	Village Super Market, Inc., Class A	15,518
269	Weis Markets, Inc.	17,272
		80,321
	RETAIL - DISCRETIONARY - 6.3%
3	Aaron’s Company, Inc. (The)	42
1,338	Abercrombie & Fitch Company, Class A(a)	50,416
448	Advance Auto Parts, Inc.	31,494
3,951	American Eagle Outfitters, Inc.	46,622
443	Asbury Automotive Group, Inc.(a)	106,506
1	AutoNation, Inc.(a)	165
346	Bassett Furniture Industries, Inc.	5,204
1,063	Beacon Roofing Supply, Inc.(a)	88,208
682	Big 5 Sporting Goods Corporation	6,247
387	BlueLinx Holdings, Inc.(a)	36,293
79	Build-A-Bear Workshop, Inc.	1,692
750	Caleres, Inc.	17,948
110	Citi Trends, Inc.(a)	1,943
1,621	Conn’s, Inc.(a)	5,998
2,546	Container Store Group, Inc. (The)(a)	7,995
2,197	Designer Brands, Inc., Class A	22,190
1	Dick’s Sporting Goods, Inc.	132
751	Ethan Allen Interiors, Inc.	21,238
3,711	Foot Locker, Inc.	100,605
3,804	Gap, Inc. (The)	33,970
402	Genesco, Inc.(a)	10,066
977	GMS, Inc.(a)	67,608
342	Group 1 Automotive, Inc.	88,270
134	Guess?, Inc.	2,606
508	Haverty Furniture Companies, Inc.	15,352
104	Hibbett, Inc.	3,774
829	Kirkland’s, Inc.(a)	2,313

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - DISCRETIONARY - 6.3% (Continued)
458	Kohl’s Corporation	$10,557
1,056	La-Z-Boy, Inc.	30,244
779	Lazydays Holdings, Inc.(a)	9,005
510	LL Flooring Holdings, Inc.(a)	1,953
2,584	Macy’s, Inc.	41,473
796	MarineMax, Inc.(a)	27,191
267	Monro, Inc.	10,848
1	Penske Automotive Group, Inc.	167
467	PetIQ, Inc.(a)	7,084
2,213	Qurate Retail, Inc., Class A(a)	2,191
850	Rush Enterprises, Inc., Class A	51,629
798	Shoe Carnival, Inc.	18,737
963	Sonic Automotive, Inc., Class A	45,906
1,146	Sportsman’s Warehouse Holdings, Inc.(a)	6,532
814	Tile Shop Holdings, Inc.(a)	4,510
626	Tilly’s, Inc., Class A(a)	4,388
1,008	Urban Outfitters, Inc.(a)	33,395
369	Vera Bradley, Inc.(a)	2,358
382	Zumiez, Inc.(a)	6,364
		1,089,429
	SEMICONDUCTORS - 4.4%
2,055	Amkor Technology, Inc.	61,136
227	Amtech Systems, Inc.(a)	2,170
215	Axcelis Technologies, Inc.(a)	39,416
721	AXT, Inc.(a)	2,480
288	CEVA, Inc.(a)	7,358
680	Cirrus Logic, Inc.(a)	55,087
1,605	Coherent Corporation(a)	81,823
517	CTS Corporation	22,040
459	Data I/O Corporation(a)	1,969
586	Diodes, Inc.(a)	54,199
863	FormFactor, Inc.(a)	29,532
337	GSI Technology, Inc.(a)	1,864
328	IPG Photonics Corporation(a)	44,549

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	SEMICONDUCTORS - 4.4% (Continued)
468	Kulicke & Soffa Industries, Inc.	$27,822
632	MagnaChip Semiconductor Corporation(a)	7,066
66	Onto Innovation, Inc.(a)	7,687
1,552	Photronics, Inc.(a)	40,026
1,695	Rambus, Inc.(a)	108,768
260	Richardson Electronics Ltd.	4,290
503	Synaptics, Inc.(a)	42,946
48	Trio-Tech International(a)	231
702	Ultra Clean Holdings, Inc.(a)	26,999
965	Veeco Instruments, Inc.(a)	24,781
2,074	Vishay Intertechnology, Inc.	60,976
		755,215
	SOFTWARE - 1.2%
1,135	ACI Worldwide, Inc.(a)	26,298
2,268	Adeia, Inc.	24,971
287	Asure Software, Inc.(a)	3,490
862	CareCloud, Inc.(a)	2,543
361	Computer Programs and Systems, Inc.(a)	8,913
180	Digi International, Inc.(a)	7,090
666	Ebix, Inc.	16,783
666	NextGen Healthcare, Inc.(a)	10,803
322	OneSpan, Inc.(a)	4,778
23	PDF Solutions, Inc.(a)	1,037
2,387	SolarWinds Corporation(a)	24,491
2,535	Veradigm, Inc.(a)	31,941
908	Verint Systems, Inc.(a)	31,834
64	Ziff Davis, Inc.(a)	4,484
		199,456
	SPECIALTY FINANCE - 5.3%
2,540	Air Lease Corporation	106,299
44	Bread Financial Holdings, Inc.	1,381
577	Consumer Portfolio Services, Inc.(a)	6,734
844	Encore Capital Group, Inc.(a)	41,035
1,142	Enova International, Inc.(a)	60,663

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	SPECIALTY FINANCE - 5.3% (Continued)
3,736	EZCORP, Inc., Class A(a)	$31,308
2,758	First American Financial Corporation	157,261
212	GATX Corporation	27,293
1	Investors Title Company	146
3,632	LendingClub Corporation(a)	35,412
8,356	MGIC Investment Corporation	131,941
888	Mr. Cooper Group, Inc.(a)	44,968
2,029	Navient Corporation	37,699
548	Nelnet, Inc., Class A	52,871
1,762	PennyMac Financial Services, Inc.	123,886
594	PRA Group, Inc.(a)	13,573
2	Regional Management Corporation	61
855	Stewart Information Services Corporation	35,175
31	Willis Lease Finance Corporation(a)	1,213
		908,919
	STEEL - 2.2%
707	Carpenter Technology Corporation	39,684
1,776	Commercial Metals Company	93,524
76	Friedman Industries, Inc.	958
72	Northwest Pipe Company(a)	2,177
715	Olympic Steel, Inc.	35,035
1,277	Ryerson Holding Corporation	55,396
587	TimkenSteel Corporation(a)	12,662
4,468	United States Steel Corporation	111,745
530	Worthington Industries, Inc.	36,819
		388,000
	TECHNOLOGY HARDWARE - 5.6%
204	AstroNova, Inc.(a)	2,958
315	Aviat Networks, Inc.(a)	10,512
2,329	Avnet, Inc.	117,498
469	Aware, Inc.(a)	741
661	Benchmark Electronics, Inc.	17,074
1,973	Ciena Corporation(a)	83,833
773	Comtech Telecommunications Corporation	7,065

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY HARDWARE - 5.6% (Continued)
1,398	Daktronics, Inc.(a)	$8,947
753	EMCORE Corporation(a)	567
3,775	GoPro, Inc., Class A(a)	15,628
839	Harmonic, Inc.(a)	13,567
2	Jabil, Inc.	216
392	Key Tronic Corporation(a)	2,223
1,290	Knowles Corporation(a)	23,297
361	Lumentum Holdings, Inc.(a)	20,479
1,219	NCR Corporation(a)	30,719
338	NETGEAR, Inc.(a)	4,786
1,837	NetScout Systems, Inc.(a)	56,855
731	PCTEL, Inc.	3,505
316	Plexus Corporation(a)	31,044
6,433	Ribbon Communications, Inc.(a)	17,948
1,105	Sanmina Corporation(a)	66,598
1,092	Super Micro Computer, Inc.(a)	272,181
2,180	TTM Technologies, Inc.(a)	30,302
227	Universal Electronics, Inc.(a)	2,184
965	ViaSat, Inc.(a)	39,816
310	Viavi Solutions, Inc.(a)	3,512
245	Vishay Precision Group, Inc.(a)	9,102
581	VOXX International Corporation(a)	7,251
3,945	Xerox Holdings Corporation	58,741
		959,149
	TECHNOLOGY SERVICES - 1.7%
41	comScore, Inc.(a)	33
12,355	Conduent, Inc.(a)	42,007
25	CSG Systems International, Inc.	1,319
4,174	DXC Technology Company(a)	111,529
11	ICF International, Inc.	1,368
444	Insight Enterprises, Inc.(a)	64,975
39	John Wiley & Sons, Inc., Class A	1,327
685	MAXIMUS, Inc.	57,889
108	NetSol Technologies, Inc.(a)	255

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY SERVICES - 1.7% (Continued)
5	RCM Technologies, Inc.(a)	$92
1,968	Repay Holdings Corporation(a)	15,410
891	StarTek, Inc.(a)	2,602
		298,806
	TELECOMMUNICATIONS - 0.5%
369	ATN International, Inc.	13,505
1,562	EchoStar Corporation, Class A(a)	27,085
278	KVH Industries, Inc.(a)	2,541
695	Spok Holdings, Inc.	9,237
3,303	Telephone and Data Systems, Inc.	27,184
		79,552
	TOBACCO & CANNABIS - 0.1%
433	Universal Corporation	21,624

	TRANSPORTATION & LOGISTICS - 3.4%
1,489	Air Transport Services Group, Inc.(a)	28,097
915	Alaska Air Group, Inc.(a)	48,660
302	ArcBest Corporation	29,838
717	Covenant Logistics Group, Inc.	31,426
1,028	Heartland Express, Inc.	16,869
609	Hub Group, Inc., Class A(a)	48,915
7,705	JetBlue Airways Corporation(a)	68,266
662	Kirby Corporation(a)	50,941
595	Marten Transport Ltd.	12,792
3,894	Overseas Shipholding Group, Inc., Class A(a)	16,238
96	Patriot Transportation Holding, Inc.(a)	803
845	Radiant Logistics, Inc.(a)	5,678
982	Ryder System, Inc.	83,264
2,446	Schneider National, Inc., Class B	70,249
1,400	Spirit Airlines, Inc.	24,024
376	Universal Logistics Holdings, Inc.	10,833
871	Werner Enterprises, Inc.	38,481
		585,374

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TRANSPORTATION EQUIPMENT - 0.3%
875	Commercial Vehicle Group, Inc.(a)	$9,712
724	Greenbrier Companies, Inc. (The)	31,204
1,102	REV Group, Inc.	14,613
59	Wabash National Corporation	1,513
		57,042
	WHOLESALE - CONSUMER STAPLES - 0.4%
405	Andersons, Inc. (The)	18,690
2,305	United Natural Foods, Inc.(a)	45,063
		63,753
	WHOLESALE - DISCRETIONARY - 0.7%
48	Acme United Corporation	1,197
7	Climb Global Solutions, Inc.	335
432	Educational Development Corporation(a)	514
464	ePlus, Inc.(a)	26,123
826	G-III Apparel Group Ltd.(a)	15,917
2,025	Openlane, Inc.(a)	30,820
452	PC Connection, Inc.	20,385
808	ScanSource, Inc.(a)	23,884
19	Veritiv Corporation	2,387
		121,562

	TOTAL COMMON STOCKS (Cost $15,710,128)	17,227,132

	PARTNERSHIP SHARES — 0.2%
	METALS & MINING - 0.0%(b)
300	Alliance Resource Partners, L.P.	5,547

	OIL & GAS PRODUCERS - 0.2%
832	Global Partners, L.P.	25,568
3	Plains All American Pipeline, L.P.	42
		25,610

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Value
	PARTNERSHIP SHARES — 0.2% (Continued)
	SPECIALTY FINANCE - 0.0%(b)
23	America First Multifamily Investors, L.P.	$379

	TOTAL PARTNERSHIP SHARES (Cost $20,425)	31,536

	RIGHTS — 0.0%(b)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
3,718	Resolute Forest Products, Inc. - CVR(a)(c)	5,280

	RENEWABLE ENERGY - 0.0%(b)
2	Pineapple Energy, Inc. (a)(c)	6

	TOTAL RIGHTS (Cost $5,280)	5,286

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
120,166	First American Treasury Obligations Fund, Class X, 5.04%(d) (Cost $120,166)	120,166

	TOTAL INVESTMENTS - 101.0% (Cost $15,870,503)	$17,398,966
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(174,142)
	NET ASSETS - 100.0%	$17,224,824

CVR - Contingent Value Right

L.P. - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Amount represents less than 0.05%.

(c)	Fair value was determined using significant unobservable inputs. See Note 2.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$722,408		$15,870,503
At value	$796,837		$17,398,966
Receivable for investments sold	—		4,379
Receivable for Fund shares sold	—		32,860
Dividends and interest receivable	561		14,029
Receivable due from Adviser	20,686		37,830
Prepaid expenses and other assets	2,377		—
TOTAL ASSETS	820,461		17,488,064

LIABILITIES
Payable for investments purchased	—		73,323
Payable for Fund shares redeemed	—		170,484
Audit fees payable	6,705		4,871
Distribution (12b-1) fees payable	—		3
Payable to related parties	3,997		4,285
Accrued expenses and other liabilities	5,939		10,274
TOTAL LIABILITIES	16,641		263,240
NET ASSETS	$803,820		$17,224,824

Net Assets Consist Of:
Paid in capital	$747,309		$15,992,045
Accumulated earnings	56,511		1,232,779
NET ASSETS	$803,820		$17,224,824

Net Asset Value Per Share:
Class I Shares:
Net Assets	$803,807		$17,208,124
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	64,284		1,048,408
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.50		$16.41

Class N Shares:
Net Assets	$13		$16,700
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1,008
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.50	(a)	$16.57

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $1 and $30, respectively)	$4,059	$151,185
Interest	522	3,219
TOTAL INVESTMENT INCOME	4,581	154,404

EXPENSES
Investment advisory fees	852	31,482
Distribution (12b-1) fees:
Class N	—	14
Administration fees	9,097	17,419
Transfer agent fees	13,732	14,610
Registration fees	1,108	26,656
Trustees’ fees	15,870	17,212
Legal fees	12,022	13,512
Audit fees	7,177	7,155
Shareholder reporting expense	2,478	10,444
Compliance officer fees	3,107	3,065
Third party administrative servicing fees	—	3,886
Custody fees	2,277	606
Fund accounting fees	58	3,317
Insurance expense	624	880
Other expenses	2,968	3,766
TOTAL EXPENSES	71,370	154,024

Less: Fees waived/reimbursed by the Adviser	(70,296)	(115,237)

NET EXPENSES	1,074	38,787
NET INVESTMENT INCOME	3,507	115,617

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(16,932)	(248,447)
Net change in unrealized appreciation on investments	53,791	1,112,431

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,859	863,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,366	$979,601

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$3,507	$5,476
Net realized loss from investments	(16,932)	(4,834)
Net change in unrealized appreciation/(depreciation) of investments	53,791	(32,413)
Net increase/(decrease) in net assets resulting from operations	40,366	(31,771)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	—	(14,317)
Class N	—	(0	) ^
Net decrease in net assets from distributions to shareholders	—	(14,317)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	300,000	199,500
Net asset value of shares issued in reinvestment of distributions
Class I	—	14,317
Class N	—	0	^
Net increase in net assets from shares of beneficial interest	300,000	213,817

TOTAL INCREASE IN NET ASSETS	340,366	167,729

NET ASSETS
Beginning of Year/Period	463,454	295,725
End of Year/Period	$803,820	$463,454

SHARE ACTIVITY - CLASS I
Shares sold	24,630	16,354
Shares reinvested	—	1,208
Net increase in shares of beneficial interest outstanding	24,630	17,562

SHARE ACTIVITY - CLASS N
Shares reinvested	—	0	#
Net increase in shares of beneficial interest outstanding	—	—

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2023	December 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$115,617	$167,383
Net realized loss from investments	(248,447)	(102,705)
Net change in unrealized appreciation/(depreciation) of investments	1,112,431	(300,398)
Net increase/(decrease) in net assets resulting from operations	979,601	(235,720)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	—	(634,775)
Class N	—	(437)
Net decrease in net assets from distributions to shareholders	—	(635,212)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	3,750,993	10,353,500
Class N	5,200	10,100
Net asset value of shares issued in reinvestment of distributions
Class I	—	510,446
Class N	—	437
Payments for shares redeemed
Class I	(2,958,062)	(5,204,963)
Net increase in net assets from shares of beneficial interest	798,131	5,669,520

TOTAL INCREASE IN NET ASSETS	1,777,732	4,798,588

NET ASSETS
Beginning of Year/Period	15,447,092	10,648,504
End of Year/Period	$17,224,824	$15,447,092

SHARE ACTIVITY - CLASS I
Shares sold	233,840	658,476
Shares reinvested	—	32,637
Shares redeemed	(190,216)	(321,772)
Net increase in shares of beneficial interest outstanding	43,624	369,341

SHARE ACTIVITY - CLASS N
Shares sold	318	662
Shares reinvested	—	27
Net increase in shares of beneficial interest outstanding	318	689

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Period* Ended
	June 30, 2023		December 31,	December 31,		December 31,
	(Unaudited)		2022	2021		2020
Net asset value, beginning of year/period	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.09		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	0.72		(1.49)	2.40		0.94
Total from investment operations	0.81		(1.32)	2.53		1.04
Less distributions from:
Net investment income	—		(0.15)	(0.18)		—
Net realized gains	—		(0.23)	(0.00	) (8)	—
Total distributions	—		(0.38)	(0.18)		—
Net asset value, end of year/period	$12.50		$11.69	$13.39		$11.04
Total return (2)	6.93	% (3)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$804		$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	29.22	% (6)	35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44	% (6)	0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.44	% (6)	1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	16	% (3)	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended		Period* Ended
	June 30, 2023		December 31,	December 31,		December 31,
	(Unaudited)		2022	2021		2020
Net asset value, beginning of year/period	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.09		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	0.72		(1.49)	2.40		0.94
Total from investment operations	0.81		(1.32)	2.53		1.04
Less distributions from:
Net investment income	—		(0.15)	(0.18)		—
Net realized gains	—		(0.23)	(0.00	) (9)	—
Total distributions	—		(0.38)	(0.18)		—
Net asset value, end of year/period	$12.50		$11.69	$13.39		$11.04
Total return (2)	6.93	% (3)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$13		$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	29.47	% (7)	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69	% (7)	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	1.19	% (7)	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	16	% (3)	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2022	2021	2020	2019
Net asset value, beginning of year/period	$15.36		$16.76	$12.39	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.11		0.22	0.25	0.21	0.15
Net realized and unrealized gain/(loss) on investments	0.94		(0.94)	4.53	0.67	1.69
Total from investment operations	1.05		(0.72)	4.78	0.88	1.84
Less distributions from:
Net investment income	—		(0.17)	(0.20)	(0.01)	(0.08)
Net realized gains	—		(0.51)	(0.21)	(0.24)	—
Total distributions	—		(0.68)	(0.41)	(0.25)	(0.08)
Net asset value, end of year/period	$16.41		$15.36	$16.76	$12.39	$11.76
Total return (2)	6.84	% (6)	(4.38)%	38.60%	7.51%	18.44	% (6)
Net assets, at end of year/period (000s)	$17,208		$15,436	$10,648	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	1.91	% (5)	1.99%	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48	% (5)	0.48%	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.43	% (5)	1.38%	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	19	% (6)	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2022	2021	2020	2019
Net asset value, beginning of year/period	$15.52		$16.91	$12.37	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.09		0.20	0.16	0.26	0.16
Net realized and unrealized gain/(loss) on investments	0.96		(0.92)	4.59	0.61	1.67
Total from investment operations	1.05		(0.72)	4.75	0.87	1.83
Less distributions from:
Net investment income	—		(0.16)	—	(0.01)	(0.08)
Net realized gains	—		(0.51)	(0.21)	(0.24)	—
Total distributions	—		(0.67)	(0.21)	(0.25)	(0.08)
Net asset value, end of year/period	$16.57		$15.52	$16.91	$12.37	$11.75
Total return (2)	6.77	% (6)	(4.35)%	38.40%	7.43%	18.34	% (6)
Net assets, at end of year/period (000s)	$17		$11	$18 (7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	2.14	% (5)	1.54%	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73	% (5)	0.73%	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	1.17	% (5)	1.25%	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	19	% (6)	59%	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$783,522	$—	$7	$783,529
Partnership Shares	4,096	—	—	4,096
Money Market Fund	9,212	—	—	9,212
Total	$796,830	$—	$7	$796,837

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Business Development Company	$14,846	$—	$—	$14,846
Common Stocks	17,227,132	—	—	17,227,132
Partnership Shares	31,536	—	—	31,536
Rights	—	—	5,286	5,286
Money Market Fund	120,166	—	—	120,166
Total	$17,393,680	$—	$5,286	$17,398,966

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Mid Cap Multi-Style Fund:

ABIOMED, Inc.
Beginning Balance	$7
Total realized gain/(loss)	—
Unrealized Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$7

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Small Cap Value Fund:

	Pineapple Energy,	Resolute Forest
	Inc.	Products, Inc. - CVR	Zagg CVR*
Beginning Balance	$6	$0	$0
Total realized gain/(loss)	—	—	—
Unrealized
Appreciation/(Depreciation)	—	—	—
Cost of Purchases	—	$5,280	—
Proceeds from Sales	—	—	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net transfers in/out of level 3	—	—	—
Ending Balance	$6	$5,280	$0

*	As of June 30, 2023, the Acclivity Small Cap Value Fund did not hold Zagg CVR.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year -end or the Small Cap Fund’s and Mid Cap Fund’s December 31, 2020-December 31, 2021 year end, or expected to be taken in the Funds’ December 31, 2022 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$371,824	$84,711
Small Cap	4,148,694	3,090,212

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the six months ended June 30, 2023, the Adviser earned $852 and $31,482 from the Mid Cap Fund and Small Cap Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2023, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $70,296 and $115,237, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2023	12/31/2024	12/31/2025
Mid Cap	$107,373	$142,515	$139,862
Small Cap	$117,329	$161,991	$182,812

As of December 31, 2022, $135,510 in waived fees expired unrecouped for the Small Cap Fund.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30,

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

2023, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $14 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the six months ended June 30, 2023, the Funds did not pay the Distributor any underwriting fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$722,079	$93,495	$(18,737)	$74,758
Small Cap Fund	15,873,697	2,952,909	(1,427,640)	1,525,269

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2022 and December 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2022	Income	Capital Gains	Total
Mid Cap Fund	$5,654	$8,663	$14,317
Small Cap Fund	157,254	477,958	635,212

For fiscal year ended	Ordinary	Long-Term
12/31/2021	Income	Capital Gains	Total
Mid Cap Fund	$3,888	$70	$3,958
Small Cap Fund	119,643	136,481	256,124

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Post October	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	Earnings
Mid Cap Fund	$—	$—	$(4,417)	$(405)	$—	$20,967	$16,145
Small Cap Fund	—	—	(159,660)	—	—	412,838	253,178

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Mid Cap Fund	$4,417
Small Cap Fund	159,660

Acclivity Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2023

At December 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$405	$—	$405	$—
Small Cap Fund	—	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2022, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Mid Cap Fund	$(440)	$440
Small Cap Fund	(9,210)	9,210

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, beneficial ownership in excess of 25% for the Funds is as follows:

		% of
		Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	Charles Schwab & Co.	32%
	National Financial Services, LLC	40%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Annualized
	Account Value	Ending Account	During Period *	Expense Ratio
Actual	1/1/23	Value 6/30/23	1/1/23-6/30/23	During Period
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,069.30	$2.26	0.44%
Class N	1,000.00	1,069.30	3.54	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,068.40	$2.46	0.48%
Class N	1,000.00	1,067.70	3.74	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,022.61	$2.21	0.44%
Class N	1,000.00	1,021.37	3.46	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,022.41	$2.41	0.48%
Class N	1,000.00	1,021.17	3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 17 and 18, 2022, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid Cap, the “Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid-Cap, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid-Cap; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value and Acclivity Mid-Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid-Cap accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid-Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid-Cap were satisfactory.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of one year, three year and since inception periods ended September 30, 2022 for Acclivity Small Cap Value and the one year and since inception periods ended September 30, 2022 for Acclivity Mid-Cap. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed the peer group median, Morningstar category median and its benchmark (the S&P 500 Total Return Index) for the one year and three year periods, and outperformed the peer group median and Morningstar category median, but underperformed its benchmark, for the since inception period. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed the peer group median, Morningstar category median (Mid-Cap blend category) and benchmark (the S&P 500 Total Return Index) for the one year period and outperformed the peer group median and Morningstar category median, but underperformed the benchmark, for the since inception period The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Acclivity Mid-Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value and Acclivity Mid-Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid-Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2024, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid-Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid-Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid-Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid-Cap was not excessive.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid-Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid-Cap, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Mid Cap and Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Mid Cap and Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2022 and 2021 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended December 31, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for sucdh years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On February 24, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 9, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Acclivity-SAR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/05/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/05/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 09/05/23